650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

DOUGLAS K. SCHNELL

Internet: dschnell@wsgr.com

Direct Dial: (650) 849-3275

April 26, 2019

BY EDGAR

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Preliminary Special Meeting Request Statement of Camac Fund, LP

Ladies and Gentlemen:

Camac Fund, LP has filed a preliminary special meeting request statement in connection with the solicitation of consents to call a special meeting of stockholders of Liberated Syndication, Inc.

If we can be of any assistance, or if the Staff of the Securities and Exchange Commission has any questions, please do not hesitate to contact me at the number or email address appearing at the top of this letter.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ Douglas K. Schnell
Douglas K. Schnell